UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Basix Capital, LLC
Address:  One Montgomery Street, Suite 3300
          San Francisco, CA  94104

Form 13F File Number:    28-11285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Matthew P. Spotswood
Title:    Manager
Phone:    415-248-1021

Signature, Place and Date of Signing:
Matthew P. Spotswood          San Francisco, CA        August 11, 2006
          [Signature]         [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      39

Form 13F Information Table Value Total:      122,355 (x 1000)


List of Other Included Managers:

NONE

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

NAME OF ISSUER           TITLE    CUSIP      VALUE       SHARES          INV.   OTH  VOTING
                         OF                  X1000                       DISC.  ER   AUTH
                         CLASS                                                  MGR
                                                                                        SOLE

ACXIOM CORP               OTC EQ  005125109   3,043      121700     N     SOLE       121700
AAR CORP-W/RTS TO PUR     COMMON  000361105   3,537      159100     N     SOLE       159100
C/ST
GENERAL CABLE CORP-DEL    COMMON  369300108   5,800      165700     N     SOLE       165700
NEW
BENCHMARK ELECTRONICS     COMMON  08160H101   2,751      114050     N     SOLE       114050
INC
BIO-RAD LABORATORIES INC  COMMON  90572207    2,831      43600      N     SOLE       43600
C
CROWN HOLDINGS INC        COMMON  228368106   3,176      204000     N     SOLE       204000
CELANESE CORP SER A       COMMON  150870103   3,831      187600     N     SOLE       187600
CHARLOTTE RUSSE HLDG INC  OTC EQ  161048103   2,037      85100      N     SOLE       85100
CRANE CO                  COMMON  224399105   3,586      86200      N     SOLE       86200
CERADYNE INC-CALIF        OTC EQ  156710105   3,365      68000      N     SOLE       68000
CTS CORP                  COMMON  126501105   3,693      248000     N     SOLE       248000
COMMSCOPE INC             COMMON  203372107   3,167      100800     N     SOLE       100800
CYMER INC                 OTC EQ  232572107   3,963      85300      N     SOLE       85300
CYTEC INDUSTRIES INC      COMMON  232820100   3,982      74200      N     SOLE       74200
DOLLAR TREE STORES INC    OTC EQ  256747106   2,949      111300     N     SOLE       111300
DYCOM INDUSTRIES INC      COMMON  267475101   2,576      121000     N     SOLE       121000
ELECTRONICS FOR IMAGING   OTC EQ  286082102   2,591      124100     N     SOLE       124100
IN
FOUNDRY NETWORKS INC      OTC EQ  35063R100   2,548      239000     N     SOLE       239000
FEI CO                    OTC EQ  30241L109   1,950      86000      N     SOLE       86000
FLIR SYSTEMS INC          OTC EQ  302445101   1,001      43700      N     SOLE       43700
FORWARD AIR CORPORATION   OTC EQ  349853101   4,154      102000     N     SOLE       102000
GRANITE CONSTRUCTION INC  COMMON  387328107   3,436      75900      N     SOLE       75900
JOHN H HARLAND CO         COMMON  412693103   3,110      71500      N     SOLE       71500
JLG INDUSTRIES INC        COMMON  466210101   2,925      130000     N     SOLE       130000
KAYDON CORP               COMMON  486587108   2,951      79100      N     SOLE       79100
K & F INDUSTRIES INC      COMMON  482241106   2,968      167400     N     SOLE       167400
LITTLEFUSE INC            OTC EQ  537008104   4,167      121200     N     SOLE       121200
MICREL INC.               OTC EQ  594793101   1,508      150697     N     SOLE       150697
MENTOR GRAPHICS CORP      OTC EQ  587200106   2,609      201000     N     SOLE       201000
MERIX CORP                OTC EQ  590049102   810        73800      N     SOLE       73800
MASTEC INC                COMMON  576323109   4,053      306800     N     SOLE       306800
PERKINELMER INC           COMMON  714046109   3,260      156000     N     SOLE       156000
SPARTECH CORP NEW         COMMON  847220209   3,022      133700     N     SOLE       133700
SYNOPSYS INC              OTC EQ  871607107   2,630      140100     N     SOLE       140100
STERLING CONSTRUCTION CO  OTC EQ  859241101   3,199      115900     N     SOLE       115900
I
SWIFT TRANSPORTATION CO   OTC EQ  870756103   4,148      130600     N     SOLE       130600
IN
TEKTRONIX INC             COMMON  879131100   4,404      149700     N     SOLE       149700
TOO INC                   COMMON  890333107   2,522      65700      N     SOLE       65700
WASHINGTON GROUP INTL     OTC EQ  938862208   4,102      76900      N     SOLE       76900
INC

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